Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Cash received from royalties and rents	$ 19,437,395	$ 18,551,641	$ 27,961,480
Cash paid to suppliers and employees	(5,079,787)	(3,951,959)	(3,469,871)
Interest received	29,478	67,290	55,865
NET CASH PROVIDED BY OPERATING ACTIVITIES	14,387,086	14,666,972	24,547,474
INVESTING ACTIVITIES
United States Treasury securities purchased	(6,250,000)	(5,275,000)	(10,550,000)
United States Treasury securities matured	7,050,000	9,600,000	7,675,000
Expenditures for building and equipment		(23,206)	(29,990)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	800,000	4,301,794	(2,904,990)
FINANCING ACTIVITIES
Distributions paid	(15,000,000)	(18,900,000)	(21,750,000)
NET CASH USED IN FINANCING ACTIVITIES	(15,000,000)	(18,900,000)	(21,750,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	187,086	68,766	(107,516)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	712,197	643,431	750,947
CASH AND CASH EQUIVALENTS AT END OF YEAR	899,283	712,197	643,431
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	13,123,533	14,790,714	20,068,433
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	749,900	744,071	732,379
Net periodic pension cost (Note 7)	464,549	776,646	690,387
Pension contribution (Note 7)	(1,679,091)	(1,315,301)	(799,918)
Net decrease (increase) in assets:
Accrued interest	16,748	46,338	19,115
Royalties receivable	1,489,869	(378,796)	3,842,178
Net increase (decrease) in liabilities:
Accounts payable and accrued expenses	195,578	(11,900)	(24,600)
Deferred compensation	26,000	15,200	19,500
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 14,387,086	$ 14,666,972	$ 24,547,474